Equity (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended	9 Months Ended
	Aug. 26, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2025	Jan. 20, 2026	Jan. 16, 2026	Feb. 24, 2025
Disclosure of classes of share capital [line items]
Stock repurchase program number of shares repurchased		14,500,000		37,700,000
Number of shares repurchased price per share				$ 143.31
Purchased during period		$ 2,400		$ 5,400
Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares		$ 1,250	$ 0		$ 1,250	$ 750
Interest rate		5.918%		5.918%	5.918%
Notes, interest rate reset period					5 years
Interest rate basis on variable rates		2.85%		2.85%	2.85%
Borrowings maturity date					Jul. 31, 2086
Issue of shares (shares)		1,250,000	0		1,250,000	750,000
Bottom of range [member] | Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Redemption notice period					10 days
Top of range [member] | Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Redemption notice period					60 days
Top of range [member] | 2025 NCIB [member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased									100,000,000
Stock repurchase program authorized amount									$ 8,000
Top of range [member] | 2026 NCIB [member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased								61,000,000
Stock repurchase program authorized amount							$ 7,000	$ 7,000
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					5.00%
No Discount [Member] | Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percent of discount from share issuance						0.00%
Ordinary Share Transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock	$ 1.12